Employee Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Qualified employees maximum contribution to defined contribution savings plan allowed in percentage of annual compensation	75.00%
Company contribution, percentage company contribution matches of the employee's percentage contribution matched	100.00%
Employee retirement savings plan matching expenses	$ 192	$ 179	$ 171
Vesting service period for defined benefit pension plan	3 years
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	30.00%
Domestic Mid-Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Emerging Markets Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	10.00%
Long-duration bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	35.00%
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	10.00%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	$ 1,153	26
Plan assets measured at fair value	7,498	5,838	4,936
Pension Plans [Member] | Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	1,100
Company contributions to pension and postretirement welfare plan in next fiscal year	0
Pension Plans [Member] | Nonqualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to pension and postretirement welfare plan in next fiscal year	27
Pension Plans [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	251	283
Pension Plans [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	419	304
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	5	4
Company contributions to pension and postretirement welfare plan in next fiscal year	5
Plan assets measured at fair value		84	$ 81
Management Arrangement With Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 1,000	$ 57